SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of bonds payable	¥ 223,785	$ 34,297	¥ 223,832	¥ 150,098
Interest expense on convertible promissory notes	18,880	2,893
Interest expense on bank and other borrowings	39,424	6,042	14,212	19,395
Interest expense on finance leases	130,196	19,953	120,185	79,935
Total interest costs	412,285	63,185	358,229	249,428
Less: Total interest costs capitalized	(31,676)	(4,854)	(12,274)	(13,362)
Interest expenses, net	¥ 380,609	$ 58,331	¥ 345,955	¥ 236,066